Recoverable taxes - Schedule of estimated recovery of PIS and COFINS credits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	R$ 4,690,277	R$ 4,203,639
PIS and COFINS - Federal VAT [member]
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	3,172,417	R$ 2,761,262
PIS and COFINS - Federal VAT [member] | Up to 1 year
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	1,434,055
PIS and COFINS - Federal VAT [member] | 1 to 2 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	746,577
PIS and COFINS - Federal VAT [member] | 2 to 3 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	421,674
PIS and COFINS - Federal VAT [member] | From 3 to 5 Years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	R$ 570,111